Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Parke Bancorp Inc. [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 115,554	$ 105,640
For Capital Adequacy Purposes, Amount	54,259	51,998
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	106,952	97,382
For Capital Adequacy Purposes, Amount	27,130	25,999
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	17.04%	16.25%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	15.77%	14.98%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	106,952	97,382
For Capital Adequacy Purposes, Amount	30,463	30,917
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	13.94%	12.60%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Parke Bank [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	114,744	105,714
For Capital Adequacy Purposes, Amount	54,259	51,998
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	67,824	64,998
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	106,142	97,456
For Capital Adequacy Purposes, Amount	27,130	25,999
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	40,694	38,999
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	16.92%	16.26%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Total Risk Based Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	10.00%	10.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	15.65%	14.99%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	106,142	97,456
For Capital Adequacy Purposes, Amount	30,463	30,917
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 38,079	$ 38,646
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	13.94%	12.61%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	5.00%	5.00%